UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8401 Excelsior Drive, Suite 102
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8401 Excelsior Drive, Suite 102
Madison, WI 53717
(Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2021

Date of reporting period:  September 30, 2020

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Investor Shares (PLBBX)
Institutional Shares (PLIBX)

Plumb Equity Fund
Investor Shares (PLBEX)
Institutional Shares (PLIEX)

SEMI-ANNUAL REPORT
September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Fund’s transfer agent, U.S. Bank Global Fund Services (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary, or, if you invest directly through the Transfer Agent by contacting the Transfer Agent.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

www.plumbfunds.com

PLUMB FUNDS

September 30, 2020

Dear Fellow Shareholders:

We are pleased to share the Plumb Funds semi-annual report for the six months ending September 30, 2020. For the first six months of this fiscal year, the Plumb Balanced Investor Fund was up 27.60%, beating its blended benchmark* which was up 19.89%. The Plumb Equity Investor Fund was up 40.21% which also beat its blended benchmark,* which was up 30.05%

Equity markets were mixed as the S&P 500 advanced 31.31% and the MSCI EAFE ex US index showed a much more modest return of 18.96% for international equity markets. Relatively stable interest rates helped bond investors for the six months, as the interest rate on the US Ten-Year Treasury advanced modestly to 0.665% from 0.657%. Recall that bond prices on existing bonds rise when new interest rates decline, and these prices decline when interest rates rise.

With such a large delta between US growth stocks versus value, international stocks, or almost any comparable, investor chatter will inevitably drift to some mean reversion argument out of the growth stocks that we predominately own in the Plumb Funds.  Our answer remains steadfastly no, growth is here to stay.

What we are seeing at the Plumb Funds is a transformational step function change in how humans will interact and communicate as citizens of the world that will last generations.  We invest in companies that we project are at the forefront of this modern-day renaissance, namely in the fields of payment processing, online marketplaces, semiconductors, health care, and niche software as a service (SaaS) companies.  The Covid-19 pandemic did not start this secular growth digitization trend but merely contributed to its acceleration.  We are now seeing the convergence of this digital trend pairing with enormous recent advancements in computer processing speeds, producing the potential catalyst of upcoming Nobel Prize level achievements in every field of study imaginable.  We are witnessing not just a growth stock trend, but tremendous growth in human knowledge. The competition between companies to stay leaders in their respective fields will be dynamic and fierce as one company may repeatedly leapfrog the other. Businesses in any fields that fail to adopt a digital and technological growth mindset will be left behind, be acquired, or simply go extinct.

Our equity investment theme for the last few years has been innovation.  We seek to identify the drivers, the enablers, and those companies benefitting from the incredible pace of innovation affecting our daily lives.  While society benefits from technological innovations, there are also draw backs. Our perception of personal security tends to come from our belief that everything has a “cause and effect.”  When everything is changing around as at a pace few could have imagined, it creates an anxiety that goes beyond actual events around us.

At the Plumb Funds, we believe that balanced social responsibility will allow innovative investment opportunities to continue to flourish and thus, our investment research efforts still focus on attempting to identify those growth opportunities.  We are cautious about the bond market and will continue to focus on shorter term investment quality debt where appropriate.

PLUMB FUNDS

The Plumb Equity and Plumb Balanced Funds have different overall objectives. However, both may use many of the same equities to help meet those objectives.

We are honored and pleased that you are a shareholder of the Plumb Funds. We remain steadfast in our approach and feel confident that it will continue to work for the long-term. We at Wisconsin Capital Management, LLC (the Plumb Funds’ advisor) are dedicated to a fundamental investment process that we believe can offer competitive returns over a market cycle. We welcome hearing from our shareholders and look forward to exploring the appropriateness of the Plumb Funds in helping to fulfill your investment goals.

Thomas G. Plumb

Opinions expressed are those of Thomas Plumb and are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Plumb Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.

PLUMB FUNDS

The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index.

The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

*
The blended benchmark for the Plumb Balanced Fund is made up of 55% S&P 500 index, 35% Bloomberg Barclays Capital Intermediate Government/Credit Bond Index and 10% MSCI EAFE index. The blended benchmark for the Plumb Equity Fund is made up of 90% S&P 500 index, and 10% MSCI EAFE index. You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
September 30, 2020 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees (Investor Shares only); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 – September 30, 2020).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balanced or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2020 (Unaudited) (Continued)

Plumb Balanced Fund

	Beginning	Ending
	Account	Account Value	Expenses Paid
	Value	September 30, 2020	During the Period
Actual –
Investor Shares(1)	$1,000.00	$1,276.00	$6.79
Institutional Shares(2)	$1,000.00	$1,022.30	$1.67

Hypothetical –
Investor Shares(3)	$1,000.00	$1,019.10	$6.02
Institutional Shares(4)	$1,000.00	$1,020.10	$5.01

(1)
Expenses are equal to the share class of the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

(2)
The Inception date for the Plumb Balanced Fund Institutional Shares was August 1, 2020. Expenses are equal to the share class of the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the partial year period).

(3)
Assumes 5% return per year before expenses. Expenses are equal to the share class of the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(4)
Assumes 5% return per year before expenses. Expenses are equal to the share class of the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Plumb Equity Fund

	Beginning	Ending
	Account	Account Value	Expenses Paid
	Value	September 30, 2020	During the Period
Actual –
Investor Shares(1)	$1,000.00	$1,402.10	$7.17
Institutional Shares(2)	$1,000.00	$1,029.50	$1.68

Hypothetical –
Investor Shares(3)	$1,000.00	$1,019.10	$6.02
Institutional Shares(4)	$1,000.00	$1,020.10	$5.01

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).
(2)
The Inception date for the Plumb Equity Fund Institutional Shares was August 1, 2020. Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the partial year period).

(3)
Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(4)
Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of September 30, 2020
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2020
(as a Percentage of Total Investments) (Unaudited)

Cash or Equivalent
1.3%
Corporate Bonds
31.2%
Common Stocks
67.5%

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of September 30, 2020
(as a Percentage of Total Investments) (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 67.08%

Commercial & Professional Services – 1.68%
Copart, Inc. (a)	21,000	$2,208,360

Diversified Financials – 3.17%
American Express Co.	15,000	1,503,750
Discover Financial Services	46,000	2,657,880
		4,161,630
Food, Beverage & Tobacco – 3.78%
Constellation Brands, Inc. – Class A	14,500	2,747,895
PepsiCo, Inc.	16,000	2,217,600
		4,965,495
Health Care Equipment & Services – 3.46%
Guardant Health, Inc. (a)	8,500	950,130
Intuitive Surgical, Inc. (a)	3,000	2,128,620
Stryker Corp.	7,000	1,458,590
		4,537,340
Media & Entertainment – 2.23%
Alphabet, Inc. – Class A (a)	2,000	2,931,200

Pharmaceuticals, Biotechnology & Life Sciences – 1.86%
BioSpecifics Technologies Corp. (a)	22,051	1,164,954
Exact Sciences Corp. (a)	12,500	1,274,375
		2,439,329
Retailing – 8.11%
Alibaba Group Holding Ltd. – ADR (a)(b)	14,500	4,262,710
Amazon.com, Inc. (a)	1,200	3,778,476
MercadoLibre, Inc. (a)	2,400	2,597,952
		10,639,138
Semiconductors & Semiconductor Equipment – 5.46%
Advanced Micro Devices, Inc. (a)	15,000	1,229,850
Microchip Technology, Inc.	13,000	1,335,880
NVIDIA Corp.	8,500	4,600,370
		7,166,100
Software & Services – 34.68%
Adobe, Inc. (a)	7,500	3,678,225
Adyen NV – ADR (a)(b)	52,500	1,945,125

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Software & Services (Continued)
ANSYS, Inc. (a)	7,000	$2,290,610
Autodesk, Inc. (a)	16,000	3,696,160
Coupa Software, Inc. (a)	11,000	3,016,640
Dassault Systemes SE – ADR (b)	13,500	2,531,048
Domo, Inc. (a)	15,000	574,950
Fiserv, Inc. (a)	18,000	1,854,900
FleetCor Technologies, Inc. (a)	13,000	3,095,300
Mastercard, Inc. – Class A	12,000	4,058,040
Microsoft Corp.	20,000	4,206,600
PayPal Holdings, Inc. (a)	19,000	3,743,570
Salesforce.com, Inc. (a)	10,000	2,513,200
Tyler Technologies, Inc. (a)	5,900	2,056,504
Visa, Inc. – Class A	20,500	4,099,385
WEX, Inc. (a)	15,500	2,154,035
		45,514,292
Technology Hardware & Equipment – 2.65%
Apple, Inc.	30,000	3,474,300
TOTAL COMMON STOCKS
(Cost $56,337,870)		88,037,184

	Principal
	Amount
CORPORATE BONDS – 31.01%

Air Freight & Logistics – 0.77%
United Parcel Service, Inc.
3.125%, 01/15/2021	$1,000,000	1,008,433

Automobiles & Components – 0.39%
Toyota Industries Corp. (b)
3.110%, 03/12/2022	500,000	516,183

Banks – 11.81%
BAC Capital Trust XIII
4.000%, (3 Month LIBOR USD + 0.40%)
Perpetual Maturity (c)	1,200,000	1,145,250

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2020 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Banks (Continued)
Bank of America Corp.
1.43%, (3 Month LIBOR USD + 1.16%)
01/20/2023 (c)	$2,000,000	$2,022,323
Bank OZK
5.500%, (3 Month LIBOR USD + 4.43%)
07/01/2026 (c)	2,490,000	2,548,758
Citigroup, Inc.
1.380%, (3 Month LIBOR USD + 1.10%)
05/17/2024 (c)	2,500,000	2,522,963
4.700%, (SOFR + 3.23%) Perpetual Maturity (c)	600,000	580,875
1.595%, (3 Month LIBOR USD + 1.35%)
04/25/2024 (c)	500,000	499,187
Home BancShares, Inc.
5.625%, (3 Month LIBOR USD + 3.58%)
04/15/2027 (c)	2,045,000	2,107,123
JPMorgan Chase & Co.
6.750%, (3 Month LIBOR USD + 3.78%)
Perpetual Maturity (c)	2,325,000	2,521,851
Pinnacle Financial Partners, Inc.
4.125%, (3 Month LIBOR USD + 2.78%)
09/15/2029 (c)	1,575,000	1,553,468
		15,501,798
Capital Goods – 2.67%
Carlisle Cos, Inc.
3.500%, 12/01/2024	500,000	548,723
General Electric Co.
1.250%, (3 Month LIBOR USD + 1.00%)
03/15/2023 (c)	1,000,000	998,552
Lockheed Martin Corp.
2.500%, 11/23/2020	704,000	703,465
Owens Corning
4.200%, 12/15/2022	1,200,000	1,248,788
		3,499,528
Diversified Financials – 2.28%
The Charles Schwab Corp.
5.375%, (H15T5Y + 4.97%) Perpetual Maturity (c)	1,000,000	1,086,050

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2020 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Diversified Financials (Continued)
Discover Financial Services
6.125%, (H15T5Y + 5.78%) Perpetual Maturity (c)	$250,000	$265,075
The Goldman Sachs Group Inc.
2.004%, (3 Month LIBOR USD + 1.70%)
04/05/2026 (c)	1,000,000	1,007,156
Toyota Motor Credit Corp.
1.15%, 05/26/2022	625,000	633,170
		2,991,451
Food, Beverage & Tobacco – 0.96%
The Coca-Cola Co.
2.200%, 05/25/2022	820,000	846,311
PepsiCo., Inc.
0.834%, (3 Month LIBOR USD + 0.53%)
10/06/2021 (c)	410,000	412,318
		1,258,629
Health Care Equipment & Services – 0.18%
CVS Pass-Through Trust
6.943%, 01/10/2030	200,812	239,650

Insurance – 1.26%
Fidelity National Financial, Inc.
5.500%, 09/01/2022	1,000,000	1,086,044
Old Republic International Corp.
4.875%, 10/01/2024	500,000	568,194
		1,654,238
Pharmaceuticals, Biotechnology
& Life Sciences – 1.96%
Amgen, Inc.
3.625%, 05/15/2022	1,250,000	1,306,932
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	1,250,000	1,261,778
		2,568,710
Semiconductors & Semiconductor Equipment – 0.92%
Intel Corp.
1.700%, 05/19/2021	1,200,000	1,209,527

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2020 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Software & Services – 2.84%
PayPal Holdings, Inc.
2.200%, 09/26/2022	$1,548,000	$1,600,654
VeriSign, Inc.
4.750%, 07/15/2027	2,000,000	2,123,750
		3,724,404
Technology Hardware & Equipment – 1.27%
Apple, Inc.
2.250%, 02/23/2021	400,000	402,839
Motorola Solutions, Inc.
4.000%, 09/01/2024	1,135,000	1,260,666
		1,663,505
Thrifts & Mortgage Finance – 1.03%
Flagstar Bancorp, Inc.
6.125%, 07/15/2021	1,333,000	1,355,463

Transportation – 2.67%
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	1,645,000	1,670,060
3.450%, 09/15/2021	996,000	1,018,378
Union Pacific Corp.
3.200%, 06/08/2021	800,000	815,883
		3,504,321
TOTAL CORPORATE BONDS
(Cost $40,253,706)		40,695,840

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2020 (Unaudited) (Continued)

	Shares	Value
SHORT TERM INVESTMENT – 1.26%

Money Market Fund – 1.26%
First American Government Obligations Fund –
Class X – 0.07% (d)	1,650,091	$1,650,091
TOTAL SHORT TERM INVESTMENT
(Cost $1,650,091)		1,650,091

Total Investments (Cost $98,241,667) – 99.35%		130,383,115
Other Assets in Excess of Liabilities – 0.65%		845,721
TOTAL NET ASSETS – 100.00%		$131,228,836

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
H15T5Y – 5 Year Treasury Constant Maturity Rate
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 3.25%, France: 1.93%, Netherlands 1.48%, Japan: 0.39%
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of September 30, 2020.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.92%

Commercial & Professional Services – 3.41%
Copart, Inc. (a)	13,000	$1,367,080

Diversified Financials – 5.17%
American Express Co.	8,000	802,000
Discover Financial Services	22,000	1,271,160
		2,073,160
Food, Beverage & Tobacco – 2.60%
Constellation Brands, Inc. – Class A	5,500	1,042,305

Health Care Equipment & Services – 7.03%
Guardant Health, Inc. (a)	4,500	503,010
Intuitive Surgical, Inc. (a)	1,500	1,064,310
Stryker Corp.	6,000	1,250,220
		2,817,540
Media & Entertainment – 3.29%
Alphabet, Inc. – Class A (a)	900	1,319,040

Pharmaceuticals, Biotechnology & Life Sciences – 3.42%
BioSpecifics Technologies Corp. (a)	10,500	554,715
Exact Sciences Corp. (a)	8,000	815,600
		1,370,315
Retailing – 11.98%
Alibaba Group Holding Ltd. – ADR (a)(b)	6,000	1,763,880
Amazon.com, Inc. (a)	500	1,574,365
MercadoLibre, Inc. (a)	1,350	1,461,348
		4,799,593
Semiconductors & Semiconductor Equipment – 7.65%
Advanced Micro Devices, Inc. (a)	8,000	655,920
Microchip Technology, Inc.	5,000	513,800
NVIDIA Corp.	3,500	1,894,270
		3,063,990
Software & Services – 49.90%
Adobe, Inc. (a)	3,000	1,471,290
Adyen NV – ADR (a)(b)	31,000	1,148,550
ANSYS, Inc. (a)	4,300	1,407,089
Autodesk, Inc. (a)	6,500	1,501,565

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Software & Services (Continued)
Coupa Software, Inc. (a)	5,000	$1,371,200
Dassault Systemes SE – ADR (b)	6,250	1,171,781
Domo, Inc. (a)	13,000	498,290
Fiserv, Inc. (a)	10,000	1,030,500
FleetCor Technologies, Inc. (a)	5,300	1,261,930
Mastercard, Inc. – Class A	5,400	1,826,118
Microsoft Corp.	7,800	1,640,574
PayPal Holdings, Inc. (a)	9,000	1,773,270
Tyler Technologies, Inc. (a)	3,200	1,115,392
Visa, Inc. – Class A	9,000	1,799,730
WEX, Inc. (a)	7,000	972,790
		19,990,069
Technology Hardware & Equipment – 3.47%
Apple, Inc.	12,000	1,389,720
TOTAL COMMON STOCKS
(Cost $22,918,322)		39,232,812

SHORT TERM INVESTMENT – 0.58%

Money Market Fund – 0.58%
First American Government Obligations Fund –
Class X – 0.07% (c)	232,434	232,434
TOTAL SHORT TERM INVESTMENT
(Cost $232,434)		232,434

Total Investments (Cost $23,150,756) – 98.50%		39,465,246
Other Assets in Excess of Liabilities – 1.50%		599,307
TOTAL NET ASSETS – 100.00%		$40,064,553

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 4.40%, France: 2.92%, Netherlands: 2.87%.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

(This Page Intentionally Left Blank.)

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2020 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$130,383,115	$39,465,246
Dividends and interest receivable	334,965	3,478
Receivable for investment securities sold	2,818,336	1,949,422
Receivable for fund shares sold	213,243	2,733
Prepaid assets	66,424	37,801
Total Assets	133,816,083	41,458,680

Liabilities
Payable for investment securities purchased	2,381,659	1,164,591
Payable for fund shares redeemed	97,566	179,203
Payable to Adviser (Note 4)	68,646	10,895
Accrued 12b-1 fees – Investor Shares (Note 3)	—	12,899
Accrued Directors’ fees	2,430	966
Accrued expenses and other liabilities	36,946	25,573
Total Liabilities	2,587,247	1,394,127
Total Net Assets	$131,228,836	$40,064,553

Net Assets Consist Of:
Paid in Capital	$100,251,776	$21,230,683
Total distributable earnings	30,977,060	18,833,870
Total Net Assets	$131,228,836	$40,064,553

Investor Shares
Net Assets	$102,321,064	$27,090,254
Capital shares outstanding, $0.001 par value
(200 million shares issued each)	2,829,446	807,908
Net asset value, offering and
redemption price per share	$36.16	$33.53

Institutional Shares**
Net Assets	$28,907,772	$12,974,299
Capital shares outstanding, $0.001 par value
(200 million shares issued each)	798,942	386,745
Net asset value, offering and
redemption price per share	$36.18	$33.55

* Cost of Investments	$98,241,667	$23,150,756
** Institutional Shares began operations on August 1, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Six Months Ended September 30, 2020 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividend income*	$286,464	$101,234
Interest income	587,585	760
Total Investment Income	874,049	101,994

Expenses:
Investment Advisor’s fee (Note 4)	382,953	122,402
12b-1 fees – Investor Shares (Note 3)	144,423	40,213
Fund administration and accounting fees	50,229	31,013
Transfer agent fees and expenses	36,126	22,499
Registration fees	22,565	18,360
Legal fees	21,596	18,957
Director fees and expenses	19,124	6,315
Audit and tax fees	8,235	8,235
Insurance expense	6,771	2,562
Printing and mailing expense	5,586	1,741
Custody fees	5,302	4,025
Total expenses before Adviser
waiver and/or recoupment	702,910	276,322
Less: Fees waived by Adviser (Note 4)	(6,823)	(53,381)
Net expenses before Adviser recoupment	696,087	222,941
Fees recouped by Adviser (Note 4)	2,225	—
Net expenses	698,312	222,941
Net Investment Income (Loss)	175,737	(120,947)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,140,087)	1,850,764
Net change in unrealized
appreciation on investments	27,946,570	10,377,512
Net Realized and Unrealized
Gain on Investments	26,806,483	12,228,276

Net Increase in Net Assets
Resulting from Operations	$26,982,220	$12,107,329

*  Net of foreign withholding taxes of $8,378 and $844, respectively.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2020	2020
	(Unaudited)
Operations:
Net investment income	$175,737	$645,602
Net realized loss on investments	(1,140,087)	(201,279)
Net realized loss on foreign
currency translation	—	(492)
Net change in unrealized appreciation
(depreciation) on investments	27,946,570	(8,109,086)
Net increase (decrease) in net assets
resulting from operations	26,982,220	(7,665,255)

Distributions To Shareholders:
Net distributions – Investor Shares	—	(2,794,939)
Net distributions – Institutional Shares	—	—
Total distributions to shareholders	—	(2,794,939)

Capital Share Transactions:
Proceeds from shares sold – Investor Shares	19,444,492	50,940,980
Proceeds from shares sold –
Institutional Shares*	28,411,173	—
Shares issued in reinvestment
of dividends – Investor Shares	—	2,460,902
Shares issued in reinvestment
of dividends – Institutional Shares	—	—
Cost of shares redeemed – Investor Shares	(39,503,728)	(43,932,544)
Cost of shares redeemed –
Institutional Shares*	(253,563)	—
Net increase in net assets
from capital share transactions	8,098,374	9,469,338

Total increase (decrease) in net assets	35,080,594	(990,856)

Net Assets:
Beginning of period	96,148,242	97,139,098
End of period	$131,228,836	$96,148,242

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets (Continued)

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2020	2020
	(Unaudited)
Change in Shares Outstanding:
Investor Shares
Shares sold	579,792	1,584,010
Shares issued in reinvestment of dividends	—	75,257
Shares redeemed	(1,144,068)	(1,401,044)
Net increase (decrease)	(564,276)	258,223

Institutional Shares*
Shares sold	805,986	—
Shares issued in reinvestment of dividends	—	—
Shares redeemed	(7,044)	—
Net increase	798,942	—

* Institutional Shares began operations on August 1, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2020	2020
	(Unaudited)
Operations:
Net investment loss	$(120,947)	$(274,979)
Net realized gain on investments	1,850,764	1,425,860
Net change in unrealized appreciation
(depreciation) on investments	10,377,512	(5,470,975)
Net increase (decrease) in net assets
resulting from operations	12,107,329	(4,320,094)

Distributions To Shareholders:
Net distributions – Investor Shares	—	(1,654,811)
Net distributions – Institutional Shares	—	—
Total distributions to shareholders	—	(1,654,811)

Capital Share Transactions:
Proceeds from shares sold – Investor Shares	1,486,455	6,139,788
Proceeds from shares sold –
Institutional Shares*	12,938,570	—
Shares issued in reinvestment
of dividends – Investor Shares	—	1,321,110
Shares issued in reinvestment
of dividends – Institutional Shares	—	—
Cost of shares redeemed – Investor Shares	(17,091,835)	(8,017,246)
Cost of shares redeemed –
Institutional Shares*	(431,854)	—
Net decrease in net assets
from capital share transactions	(3,098,664)	(556,348)

Total increase (decrease) in net assets	9,008,665	(6,531,253)

Net Assets:
Beginning of period	31,055,888	37,587,141
End of period	$40,064,553	$31,055,888

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets (Continued)

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2020	2020
	(Unaudited)
Change in Shares Outstanding:
Investor Shares
Shares sold	49,988	211,555
Shares issued in reinvestment of dividends	—	44,738
Shares redeemed	(541,663)	(282,501)
Net increase (decrease)	(491,675)	(26,208)

Institutional Shares*
Shares sold	399,740	—
Shares issued in reinvestment of dividends	—	—
Shares redeemed	(12,995)	—
Net increase	386,745	—

* Institutional Shares began operations on August 1, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Investor Shares
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2020
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$28.33
Operations:
Net investment income(1)	0.05
Net realized and unrealized gain (loss)	7.78
Total from investment operations	7.83

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	7.83

Net asset value, end of period	$36.16
Total return(2)	27.60	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$102,321
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment	1.20	%(4)
After expense reimbursement and waivers/recoupment(5)	1.19	%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment(5)	0.30	%(4)
Portfolio turnover rate	26	%(3)

(1)	Net investment income per share is calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the six months ended September 30, 2020.
(4)	Annualized for the six months ended September 30, 2020.
(5)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.30%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Investor Shares
Financial Highlights (Continued)

For the Years Ended March 31,
2020	2019	2018	2017	2016

$30.98	$28.77	$24.75	$21.69	$22.75

0.17	0.16	0.15	0.13	0.15
(2.01)	2.51	4.05	3.05	(1.05)
(1.84)	2.67	4.20	3.18	(0.90)

(0.15)	—	(0.18)	(0.12)	(0.16)
(0.66)	(0.46)	—	—	—
(0.81)	(0.46)	(0.18)	(0.12)	(0.16)

(2.65)	2.21	4.02	3.06	(1.06)

$28.33	$30.98	$28.77	$24.75	$21.69
(6.27)%	9.47%	16.98%	14.70%	(3.98)%

$96,148	$97,139	$44,722	$33,281	$32,229

1.19%	1.18%	1.50%	1.68%	1.65%
1.19%	1.19%	1.26%	1.28%	1.25%

0.58%	0.66%	0.57%	0.56%	0.65%
52%	58%	37%	29%	52%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Institutional Shares
Financial Highlights

	For the
	Period
	Ended
	September 30,
	2020(1)
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$35.38
Operations:
Net investment income(2)	0.02
Net realized and unrealized gain (loss)	0.78
Total from investment operations	0.80

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	0.80

Net asset value, end of period	$36.18
Total return(3)	2.23	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$28,908
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment	1.07	%(5)
After expense reimbursement and waivers/recoupment	0.99	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment	0.34	%(5)
Portfolio turnover rate	26	%(4)

(1)	Institutional Shares began operations on August 1, 2020.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for the period ended September 30, 2020.
(5)	Annualized for the period ended September 30, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

(This Page Intentionally Left Blank.)

PLUMB FUNDS

Plumb Equity Fund – Investor Shares
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2020
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$23.90
Operations:
Net investment income (loss)(1)	(0.11)
Net realized and unrealized gain (loss)	9.74
Total from investment operations	9.63

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	9.63

Net asset value, end of period	$33.53
Total return(3)	40.21	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$27,090
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.47	%(5)
After expense reimbursement and waivers(6)	1.19	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(6)	(0.64	)%(5)
Portfolio turnover rate	33	%(4)

(1)	Net investment income per share is calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for the six months ended September 30, 2020.
(5)	Annualized for the six months ended September 30, 2020.
(6)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.45%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Investor Shares
Financial Highlights (Continued)

For the Years Ended March 31,
2020	2019	2018	2017	2016

$28.35	$28.78	$24.70	$20.40	$24.26

(0.21)	(0.17)	(0.21)	(0.15)	(0.10)
(2.97)	3.23	7.84 (2)	4.69	(1.16)
(3.18)	3.06	7.63	4.54	(1.26)

—	—	—	—	—
(1.27)	(3.49)	(3.55)	(0.24)	(2.60)
(1.27)	(3.49)	(3.55)	(0.24)	(2.60)

(4.45)	(0.43)	4.08	4.30	(3.86)

$23.90	$28.35	$28.78	$24.70	$20.40
(12.07)%	12.67%	31.65%	22.38%	(5.76)%

$31,056	$37,587	$29,641	$23,533	$21,423

1.43%	1.44%	1.68%	1.86%	1.82%
1.19%	1.19%	1.36%	1.43%	1.40%

(0.70)%	(0.63)%	(0.79)%	(0.74)%	(0.48)%
46%	64%	69%	18%	41%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Institutional Shares
Financial Highlights

	For the
	Period
	Ended
	September 30,
	2020(1)
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$32.57
Operations:
Net investment income(2)	(0.03)
Net realized and unrealized gain (loss)	1.01
Total from investment operations	0.98

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	0.98

Net asset value, end of period	$33.55
Total return(3)	2.95	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$12,974
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment	1.33	%(5)
After expense reimbursement and waivers/recoupment	0.99	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment	(0.53	)%(5)
Portfolio turnover rate	33	%(4)

(1)	Institutional Shares began operations on August 1, 2020.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for the period ended September 30, 2020.
(5)	Annualized for the period ended September 30, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2020 (Unaudited)

1.    ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”), also referred to as the “Plumb Funds”, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). Each Fund offers two share classes: the Investor Shares (Inception date of May 24, 2007) and the Institutional Shares (Inception date of August 1, 2020). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2.    SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

PLUMB FUNDS

Notes to Financial Statements
September 30, 2020 (Unaudited) (Continued)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2020 (Unaudited) (Continued)

The following is a summary of the inputs used, as of September 30, 2020, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Common Stocks*	$88,037,184	$—	$—	$88,037,184
Corporate Bonds*	—	40,695,840	—	40,695,840
Short-Term Investment	1,650,091	—	—	1,650,091
Total	$89,687,275	$40,695,840	$—	$130,383,115

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Common Stocks*	$39,232,812	$—	$—	$39,232,812
Short-Term Investment	232,434	—	—	232,434
Total	$39,465,246	$—	$—	$39,465,246

*	For detailed industry descriptions, refer to the Schedule of Investments.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses:

Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2020, the Funds did not incur any interest or penalties.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2020 (Unaudited) (Continued)

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

3.    DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee up to 0.25% of the Funds’ average daily net assets attributable to the Investor Shares of each Fund, for services to prospective Fund shareholders and distribution of Fund shares. During the period ended September 30, 2020, the Plumb Balanced Fund Investor Shares and the Plumb Equity Fund Investor Shares incurred expenses of $144,423 and $40,213, respectively, pursuant to the 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2020 (Unaudited) (Continued)

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Funds have approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

4.    INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective December 1, 2017, Wisconsin Capital Management, LLC, the investment advisor to the Funds (the “Advisor”), has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.19% of the Fund’s average daily net assets for Investor Shares and 0.99% of the Fund’s average daily net assets for Institutional Shares. This contractual limitation is in effect until July 31, 2021 and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Prior to December 1, 2017, the Plumb Balanced Fund and the Plumb Equity Fund’s expense cap was 1.30% and 1.45% for the Investor Shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended September 30, 2020, the Advisor waived $5,826 of expenses and recouped $2,225 in the Plumb Balanced Fund’s Investor Shares and waived $997 in the Institutional Shares. For the period ended September 30, 2020, the Advisor waived $53,381 of expenses in the Plumb Equity Fund, $51,252 and $2,129 in the Investor Shares and Institutional Shares, respectively.

As of September 30, 2020, the Adviser has waived and recouped fees. The following table shows the remaining amount subject to potential recoupment as of September 30, 2020 and expiring on:

Plumb Balanced Fund Investor Shares	Plumb Equity Fund Investor Shares
March 31, 2021. . . . . . . $50,351	March 31, 2021. . . . . . . $62,120
March 31, 2022. . . . . . . $11,798	March 31, 2022. . . . . . . $89,091
March 31, 2023. . . . . . . $28,760	March 31, 2023. . . . . . . $95,993
March 31, 2024. . . . . . . $ 5,826	March 31, 2024. . . . . . . $51,252

PLUMB FUNDS

Notes to Financial Statements
September 30, 2020 (Unaudited) (Continued)

Plumb Balanced Fund Institutional Shares	Plumb Equity Fund Institutional Shares
March 31, 2021. . . . . . . $ —	March 31, 2021. . . . . . . $ —
March 31, 2022. . . . . . . $ —	March 31, 2022. . . . . . . $ —
March 31, 2023. . . . . . . $ —	March 31, 2023. . . . . . . $ —
March 31, 2024. . . . . . . $ 997	March 31, 2024. . . . . . . $ 2,129

5.    INVESTMENT TRANSACTIONS

For the fiscal year ended September 30, 2020, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$—	$1,018,438	$39,260,328	$28,229,520
Plumb Equity Fund	—	—	$12,194,150	$14,945,074

6.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2020, beneficial ownership of more than 25% of the shares outstanding in each share class was as follows:

	Balanced Fund		Equity Fund
	Investor	Institutional	Investor	Institutional
	Shares	Shares	Shares	Shares
National Financial Services, LLC	40.29%	99.82%	—	99.60%
Charles Schwab & Co, Inc.	25.16%	—	26.69%	—

7.    FEDERAL TAX INFORMATION

As of March 31, 2020 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$9,913,643	$7,957,685
Unrealized depreciation	(5,871,733)	(2,038,067)
Net tax unrealized
appreciation on investments	4,041,910	5,919,618
Undistributed ordinary income	645,094	—
Undistributed long-term capital gain	—	874,570
Other accumulated losses	(692,163)	(67,648)
Total accumulated gains (losses)	$3,994,841	$6,726,540

PLUMB FUNDS

Notes to Financial Statements
September 30, 2020 (Unaudited) (Continued)

The tax cost of investments as of March 31, 2020 was $91,782,617 and $25,096,834 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of March 31, 2020, the Plumb Balanced Fund had short-term capital loss carryforwards amounting to $692,163 that may be carried forward indefinitely to offset future capital gains.

As of March 31, 2020, the Funds deferred, on a tax basis, late year ordinary and post-October capital losses of:

	Plumb Balanced Fund	Plumb Equity Fund
Late Year Ordinary Loss	$—	$67,648
Post-October Capital Loss	$—	$—

8.    DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2020 and 2019 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2020	March 31, 2019
Distributions paid from:
Ordinary Income	$1,039,880	$18,569
Long Term Capital Gain	1,755,059	1,287,557
Total Distributions Paid	$2,794,939	$1,306,126

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2020	March 31, 2019
Distributions paid from:
Ordinary Income	$—	$649,543
Long-Term Capital Gains	1,654,811	3,512,431
Total Distributions Paid	$1,654,811	$4,161,974

9.    COVID-19

Unexpected events, such as the global outbreak of COVID-19, have caused adverse effects on many companies, sectors, regions, and the market in general, and may cause these effects for an unknown period of time and in ways that cannot be foreseen.  The effects may impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve investment objectives.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2020 (Unaudited) (Continued)

10.  SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

PLUMB FUNDS

Additional Information (Unaudited)

1.    BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in the 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 11, 2020, the Board of Directors, including all of the Independent Directors (all of whom were present via videoconference pursuant to SEC Release No. 33817), unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor.  Under this waiver, the Advisor agreed to limit expenses (exclusive of any acquired fund fees and expenses) until July 31, 2021, to 1.19% for each of the Plumb Balanced Fund and Plumb Equity Fund to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.  The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors.

In connection with its consideration of the Advisory Agreement, the Board reviewed, discussed, and considered various materials at this meeting, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum and related materials from the Funds’ management providing information regarding:

o	the Funds’ absolute performances as well as their performances relative to industry benchmarks and universes of relevant peers identified by Morningstar;

o	the expense ratios of the Funds compared to their respective peers identified by Morningstar; and

o	the scope of investment management services provided by the Advisor;

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

•	the Advisory Agreement with the Advisor; and

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio manager and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Advisory Agreement and additional services provided by the Advisor that were not required under the Advisory Agreement.  The Board considered the background and experience of the Funds’ portfolio manager as well as other advisory, compliance, administrative, and other support provided by the Advisor.  The Board observed that, in addition to investment management and broker-selection services, the Advisor oversees the performance of regular compliance and risk analysis functions for the Funds, as well as provides office space, equipment, and certain information-technology services necessary for the operation of the Funds.

The Board determined that the significant experience of the Advisor and portfolio manager, including over 35 years in the investment management industry and 30 years of managing mutual funds, made them well qualified to continue managing the Funds. The Board determined that, based on the information presented to it at this meeting and during previous quarters, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs.  The Board discussed the investment-related and other support available from the Advisor.  The Advisor outlined current and future efforts to grow the Advisor as an organization, particularly as net assets have grown to some degree, and indicated that the corporate parent of the Advisor, TGP, Inc., continues to be committed to supporting the Advisor. The Advisor in particular noted the anticipated launch of a new institutional share class and anticipated marketing efforts to support the successful launch of that share class.  The Board observed that recent initiatives undertaken by the Advisor supported these assertions.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the year-to-date, one-year, three-year, five-year, and ten-year performances of the Balanced Fund and Equity Fund.  The Advisor and the Board discussed the performance of the Funds, noting that the Balanced Fund had

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

performed ahead of its benchmark for the three-year, five-year, and ten-year periods and its Morningstar Category Average for the one-year, three-year, and five-year periods. The Board observed that the Equity Fund had performed ahead of both its benchmark and its Morningstar Category Average for the three-year and five-year periods. The Board discussed the performance of the Equity Fund and the Balanced Fund over the periods measured.  After considering the performances of the Balanced Fund and the Equity Fund, the Board determined that the performances of the Balanced Fund and the Equity Fund were satisfactory.

The fees and expenses charged by the Advisor.

The Board reviewed the management fees and expense ratios for each Fund noting that gross expense ratios totaled 1.19 percent for the Balanced Fund and 1.43 percent for the Equity Fund, and that after the waiver of certain fees and expenses relating to the Equity Fund and after recoupment of certain previously waived fees and expenses relating to the Balanced Fund, the expense ratio for each Fund was currently 1.19 percent. The Advisor said that it was proposing to continue fee waivers for the existing Investor Shares of each of the Funds through July 31, 2021, at their current levels, with fee waivers relating to the new institutional class of shares that the Funds were in the process of creating at 0.99 percent. The Board observed that the gross expense ratio for both Funds had continued to decrease over the past fiscal year, which was in part attributable to the growth in assets of the Funds during that period.  The Advisor acknowledged that the expense ratios for both Funds, and particularly the Balanced Fund, were higher than the median of their respective Morningstar comparison group, and that the expense ratio for the Balanced Fund was also higher than its Morningstar category average.  The Advisor attributed this in part to the Morningstar categories including funds and fund complexes with significantly larger amounts of assets under management, which facilitates lower fees and expenses for those other funds and fund complexes.  The Board observed that the expense ratios of both Funds on both a gross and net basis were trending lower.  In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board in particular looked at the Advisor’s willingness to waive and reimburse portions of its advisory fee in an effort to keep the Funds’ expense ratios more competitive.  The Board observed that the increase in Fund asset levels was beginning to have a meaningful impact on the Funds’ gross expense ratios, and that additional growth, including growth associated by the launch of an institutional share class and additional marketing efforts associated with that launch, created the opportunity to further reduce those expense ratios.

Based on all factors it considered, the Board determined that the fees charged by the Advisor to the Funds were acceptable given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The extent to which economies of scale will be realized as the Funds grow.

The Board considered whether economies of scale might be realized as the Funds’ assets increase.  The Board observed that the growth in assets of the Funds had helped to reduce the gross expense ratios of each of the Funds, particularly the Balanced Fund.  The Board agreed that additional increases in assets would likely help the Funds to achieve economies of scale in the Funds’ operations, but that in light of their continued relatively small size, neither Fund had yet to achieve any significant economies of scale and that significant economies of scale were unlikely in the near future.  The Board concluded that neither the Balanced Fund nor the Equity Fund was likely to realize material economies of scale until assets under management in each Fund grew significantly.

Profits realized by the Advisor.

The Advisor discussed its profitability, indicating that the Advisor does not provide similar services to any other registered investment company.  The Advisor noted that while the Advisor currently manages accounts other than the Funds, none of these other accounts had identical investment objectives as either of the Funds.  The Advisor provided an overview of the Advisor’s standard investment advisory contract fee schedule for its separately managed account clients and the services provided to these Advisor clients.  The Board considered the fees for these other accounts.  The Advisor expressed its belief that because separately managed account clients do not require the same level of services or the same level of regulatory and compliance costs as does a registered investment company, a comparison between this standard contract and the advisory contract with the Funds was somewhat inapt.

With respect to profitability, the Advisor indicated that it generated a modest profit for 2019 and expected it would continue to operate at a modestly profitable level in 2020.  The Board determined that the profitability of the Advisor was reasonable.

After full consideration of the above factors, as well as of other factors that were instructive in its consideration, the Board, including all of the Independent Directors, concluded that the continuation of the Advisory Agreement for the Funds was in the best interest of each respective Fund and its shareholders.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

2.    QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% (which includes a 3.8% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	43.95%
Plumb Equity Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended March 31, 2020, was as follows:

Plumb Balanced Fund	31.88%
Plumb Equity Fund	0.00%

(This Page Intentionally Left Blank.)

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8401 Excelsior Drive, Suite 102
Madison, WI  53717
(608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive
Suite 302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-PORT Part F. The Funds’ Form N-PORT Part F is available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.
(a)
The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable due to availability through the registrant’s website.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)*    /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date    December 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date    December 8, 2020

By (Signature and Title)*    /s/Nathan Plumb
Nathan Plumb, Chief Financial Officer (Principal Financial Officer)

Date    December 8, 2020

* Print the name and title of each signing officer under his or her signature.